License Agreement - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Exclusive Equity Agreement | Stanford Junior University
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Nonrefundable license royalty and patent expenses	$ 0.1
Clinical and regulatory milestones payments	$ 5.0
Agreement expiry description	licensed patents expires and ten years after the first commercial sale of the licensed product in such country
Termination of agreement written notice period	60 days
Notice period to remedy the breach of agreement	60 days
Exclusive Equity Agreement | Stanford Junior University | Predecessor Company
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Nonrefundable license royalty and patent expenses		$ 0.1
Clinical and regulatory milestones payments		$ 5.0
Agreement expiry description		licensed patents expires and ten years after the first commercial sale of the licensed product in such country
Termination of agreement written notice period		60 days
Notice period to remedy the breach of agreement		60 days
Commercial License Agreement | Selexis SA
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Clinical and regulatory milestones payments	$ 1.2
Agreement expiry description	shall terminate and become fully paid-up upon the passing of ten years after the first commercial sale of the product in such country, or the Company's exercise of the royalty buyout option exercisable at any time prior to the first commercial sale of a licensed product.
Termination of agreement written notice period	60 days
Notice period to remedy the breach of agreement	60 days
Commercial License Agreement | Selexis SA | Predecessor Company
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Clinical and regulatory milestones payments		$ 1.2
Agreement expiry description		shall terminate and become fully paid-up upon the passing of ten years after the first commercial sale of the product in such country, or the Company's exercise of the royalty buyout option exercisable at any time prior to the first commercial sale of a licensed product.
Termination of agreement written notice period		60 days
Notice period to remedy the breach of agreement		60 days
Commercial Antibody Agreement | Crystal Bioscience Inc
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Clinical and regulatory milestones payments	$ 11.1
Agreement expiry description	licensed patents expires and ten years after the first commercial sale of the product in such country
Termination of agreement written notice period	60 days
Notice period to remedy the breach of agreement	60 days
Commercial Antibody Agreement | Crystal Bioscience Inc | Predecessor Company
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Clinical and regulatory milestones payments		$ 11.1
Agreement expiry description		licensed patents expires and ten years after the first commercial sale of the product in such country
Termination of agreement written notice period		60 days
Notice period to remedy the breach of agreement		60 days